Equity - Changes in non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Equity at beginning of period	$ 884,372	$ 937,758		$ 892,042
Loss for the year	(5,039)	(19,088)	[1]	(5,144)	[1]
Equity at end of period	602,297	884,372		937,758
Noncontrolling interests
Equity at beginning of period	116,145	121,734		125,556
Loss for the year	(5,039)	(19,088)
Increase of Parent's ownership interest	5,881	14,389
Translation differences and other	1,090	(890)
Equity at end of period	$ 118,077	$ 116,145		$ 121,734

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.